DFA VA Global Moderate Allocation Portfolio

SHARE CLASS: INSTITUTIONAL CLASS

Summary Prospectus

February 28, 2017

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://us.dimensional.com/fund-documents. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Prospectus and SAI, both dated February 28, 2017, as may be supplemented, are incorporated by reference into this Summary Prospectus. Shares of the Portfolio are sold only to insurance company separate accounts or to other investment companies funded by insurance company separate accounts. This Summary Prospectus is not intended for use by other investors.

Investment Objective

The investment objective of the DFA VA Global Moderate Allocation Portfolio is to seek total return consisting of capital appreciation and current income. The DFA VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA VA Global Moderate Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees & Expenses	0.26%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver and/or Expense Reimbursement*	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.40%
*	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA VA Global Moderate Allocation Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for

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the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$155	$279	$641

PORTFOLIO TURNOVER

The DFA VA Global Moderate Allocation Portfolio generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA VA Global Moderate Allocation Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the portfolio’s performance. During the most recent fiscal year, the DFA VA Global Moderate Allocation Portfolio’s turnover rate was 22% based on the weighted average portfolio turnover rates of each of the Portfolio’s underlying investments.

Principal Investment Strategies

To achieve its investment objective, the DFA VA Global Moderate Allocation Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the DFA VA Global Moderate Allocation Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 50% to 70% of the Portfolio’s assets to domestic and international equity Underlying Funds and 30% to 50% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the DFA VA Global Moderate Allocation Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the DFA VA Global Moderate Allocation Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S.

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    3

operating companies of all market capitalization sizes and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development); and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. The Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus are described in the Prospectus in the section entitled “Investments in Underlying Funds.”

DFA VA Global Moderate Allocation Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain Underlying Funds use foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed income Underlying Funds also may purchase or sell futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The portfolio and Underlying Funds, however do not intend to sell futures contracts to establish short positions in individual securities. Also the DFA VA Global Moderate Allocation Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

Principal Risks

Because the value of your investment in the DFA VA Global Moderate Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the DFA VA Global Moderate Portfolio.

Fund of Funds Risk: The investment performance of the DFA VA Global Moderate Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or

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asset classes. There can be no assurance that the investment objective of the DFA VA Global Moderate Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. Certain risks of the Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, and, in turn, the DFA VA Global Moderate Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the DFA VA Global Moderate Portfolio itself, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    5

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline because, among other reasons the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative

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outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA VA Global Moderate Allocation Portfolio or Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Funds could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will also be subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The DFA VA Global Moderate Allocation Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the Prospectus in the section entitled “Additional Risks of the Underlying Funds.”

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Performance

The bar chart and table immediately following illustrate the variability of the DFA VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the DFA VA Global Moderate Allocation Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA VA Global Moderate Allocation Portfolio—Total Returns

January 2014-December 2016
Highest Quarter	Lowest Quarter
3.80% (7/16–9/16)	-6.51% (7/15–9/15)

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Annualized Returns (%)

Periods ending December 31, 2016

	1 Year	Since 4/8/13 Inception
DFA VA Global Moderate Allocation Portfolio
Return Before Taxes	9.07%	5.78%
Return After Taxes on Distributions	8.15%	4.95%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.28%	4.12%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes)	7.86%	6.72%
Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes)	1.18%	0.89%
DFA VA Global Moderate Allocation Composite Index (MSCI/Citi)(1) (reflects no deduction for fees, expenses, or taxes)	5.62%	4.79%
(1)	DFA VA Global Moderate Allocation Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA VA Global Moderate Allocation Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA VA Global Moderate Allocation Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2006.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2014.

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    9

Purchase and Redemption of Fund Shares

Shares of the DFA VA Global Moderate Allocation Portfolio are sold only to insurance company separate accounts or to other investment companies funded by insurance company separate accounts. Purchases and redemptions of shares of the Portfolio by a separate account will be effected at the net asset value per share. Contract owners do not deal directly with the Portfolio with respect to the acquisition or redemption of shares of the Portfolio. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolio.

Tax Information

The dividends and distributions paid from the DFA VA Global Moderate Allocation Portfolio to the insurance company separate accounts generally will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio must be purchased through separate accounts, such distributions will be exempt from current taxation by contract holders if left to accumulate within the separate account, in which case distributions generally will be taxed as ordinary income when withdrawn from the account.

Payments to Insurance Companies and Financial Intermediaries

The Portfolio and its related companies may make payments to an insurance company (and/or its related companies). Such insurance companies (or their related companies) may pay a broker-dealer or other financial intermediary (such as a bank), for the sale of the Portfolio shares and related services. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies), such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor, visit your financial intermediary’s website or see the prospectus of the insurance company separate account for more information.

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Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400 RRD022817-004-7 00189207

DFA VA Global Moderate Allocation Portfolio

SHARE CLASS: CLASS L10

Summary Prospectus

February 28, 2017

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://us.dimensional.com/fund-documents. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com, or from your financial intermediary. The Portfolio’s Prospectus and SAI, both dated February 28, 2017, as may be supplemented, are incorporated by reference into this Summary Prospectus. Shares of the Portfolio are sold only to insurance company separate accounts or to other investment companies funded by insurance company separate accounts. This Summary Prospectus is not intended for use by other investors.

Investment Objective

The investment objective of the DFA VA Global Moderate Allocation Portfolio (the “Portfolio”) is to seek total return consisting of capital appreciation and current income. The DFA VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA VA Global Moderate Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.25%
Other Expenses:
Shareholder Services Fees	0.10%	(1)
Other Expenses(2)	0.01%
Total Other Expenses	0.11%
Acquired Fund Fees & Expenses	0.26%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement(3)	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%
(1)	“Shareholder Services Fees” are paid to third parties that provide administrative and shareholder services to investors.
(2)	The Class L10 shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
(3)	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the DFA VA Global Moderate Allocation Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$46	$181

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA VA Global Moderate Allocation Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA VA Global Moderate Allocation Portfolio’s performance. During the most recent fiscal year, the DFA VA Global Moderate Allocation Portfolio’s portfolio turnover rate was 22% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

To achieve its investment objective, the Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the DFA VA Global Moderate Allocation Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 50% to 70% of the Portfolio’s assets to domestic and international equity Underlying Funds and 30% to 50% of its assets to fixed income Underlying Funds. Periodically, the Advisor will review the allocations for the DFA VA Global Moderate Allocation Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    3

relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the DFA VA Global Moderate Allocation Portfolio.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus, the DFA VA Global Moderate Allocation Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes and a domestic equity Underlying Fund that primarily invests in publicly traded real estate investment trusts (“REITs”); (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development); and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. The Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

The Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Certain fixed income Underlying Funds use foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Certain fixed income Underlying Funds also may purchase or sell as futures contracts and options on futures contracts, to hedge their interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment. The Portfolio and the Underlying Funds do not intend to sell futures contracts to establish short positions in individual securities. The DFA Moderate Allocation Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Portfolio.

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Fund of Funds Risk: The investment performance of the DFA VA Global Moderate Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests. The ability of the DFA VA Global Moderate Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the DFA VA Global Moderate Allocation Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the DFA VA Global Moderate Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio is subject to the risks of the Underlying Funds’ investments. Certain risks of the Portfolio and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Underlying Funds that own them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    5

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or an Underlying Funds uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty,

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liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fixed income Underlying Fund holds illiquid investments, the fixed income Underlying Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fixed income Underlying Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that a fixed income Underlying Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Cyber Security Risk: The DFA VA Global Moderate Allocation Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Other risks of the Underlying Funds are described in the DFA VA Global Moderate Allocation Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

Performance

The bar chart and table immediately following illustrate the variability of the DFA VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    7

not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA VA Global Moderate Allocation Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

DFA VA Global Moderate Allocation Portfolio Institutional Class Shares(1)—Total Returns

January 2014-December 2016
Highest Quarter	Lowest Quarter
3.80% (7/16–9/16)	-6.51% (7/15–9/15)

Annualized Returns (%)

Periods ending December 31, 2016

	1 Year	Since 4/8/13 Inception
DFA VA Global Moderate Allocation Portfolio
Return Before Taxes	9.07%	5.78%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes)	7.86%	6.72%
Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes)	1.18%	0.89%
DFA VA Global Moderate Allocation Composite Index (MSCI/Citi)(2) (reflects no deduction for fees, expenses, or taxes)	5.62%	4.79%

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(1)	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class L10 shares because the shares are invested in the same portfolio securities. Returns for the Class L10 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class L10 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class L10 shares have higher expenses than the Institutional Class shares.
(2)	DFA VA Global Moderate Allocation Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 65% MSCI All Country World Index (net dividends) and 35% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the DFA VA Global Moderate Allocation Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA VA Global Moderate Allocation Portfolio:

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	Allen Pu, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2006.

•	Mary T. Phillips, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2014.

Purchase and Redemption of Fund Shares

Class L10 shares of the Portfolio are sold only to insurance company separate accounts used to fund variable life and variable annuity insurance contracts. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the DFA VA Global Moderate Allocation Portfolio. Please see the offering material of the insurance company separate account for information regarding the purchase and redemption of Class L10 shares of the DFA VA Global Moderate Allocation Portfolio.

DFA VA Global Moderate Allocation Portfolio Summary Prospectus    9

Tax Information

The dividends and distributions paid from the DFA VA Global Moderate Allocation Portfolio to the insurance company separate accounts generally will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio must be purchased through separate accounts, such distributions will be exempt from current taxation by contract holders if left to accumulate within the separate account, in which case distributions generally will be taxed as ordinary income when withdrawn from the account.

Payments to Insurance Companies and Financial Intermediaries

The Portfolio and its related companies may make payments to an insurance company (and/or its related companies). Such insurance companies (or their related companies) may pay a broker-dealer or other financial intermediary (such as a bank), for the sale of the Portfolio shares and related services. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies), such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor, visit your financial intermediary’s website or see the prospectus of the insurance company separate account for more information.

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